Schedule of Sponsor Warrants (Details)	Sep. 30, 2024 $ / shares	Mar. 13, 2024 $ / shares	Dec. 31, 2023 $ / shares	Apr. 10, 2023 $ / shares	Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		$ 8.10		$ 7.50
Sponsors Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common share price	$ 2.97		$ 2.47		$ 12.90
Exercise price	$ 115.00		$ 115.00		$ 115.00
Term (years)	1 year 9 months 18 days		2 years 6 months		3 years 6 months
Sponsors Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	0		0		0
Sponsors Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	3.66		4.12		4.16
Sponsors Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	105.9		100.7		75.0